Cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 18, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and bank balances	$ 1,353,300
Cash and cash equivalents	1,353,300		¥ 1,494,000
Restricted cash
Restricted cash	376,715	¥ 376,715
Non-current	350	¥ 350
Restricted cash	$ 377,065
Predecessor
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and bank balances				$ 596,613
Cash and cash equivalents			¥ 387,162	596,613		¥ 891,912	¥ 616,480
Restricted cash
Restricted cash				26,272	¥ 26,272
Non-current				350	350
Restricted cash				$ 26,622	¥ 5,277